Summary of Activity Related To RSU (Details) (Restricted Stock Units (RSU), USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restricted Stock Units (RSU)
Schedule Of Share Based Compensation Restricted Stock Units Award Activity [Line Items]
RSUs outstanding at beginning of year	8,825	228,819
RSUs vested	(5,557)	(155,561)
RSUs forfeited	(3,268)	(64,433)
RSUs outstanding at end of year	0	8,825
RSUs Weighted Average Grant Date Fair Value at end of year	$ 0